Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,275,500,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	866,646.55
Total Offset Amount	0.00
Net Fee	$ 852,836.55